Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings (loss) per share
Weighted average number of shares used for basic earnings (loss) per share	3,303,766,512	3,483,633,816	3,565,973,883
Potential shares to be issued for ILT incentive plan	6,352,583	6,319,989	7,598,593
Potential shares to be issued for Sustainability-linked bond	17,014,702
Weighted average number of shares used for diluted earnings (loss) per share	3,327,133,797	3,489,953,805	3,573,572,476
Profit (loss) attributable to Eni	€ 4,771	€ 13,887	€ 5,821
Remuneration of subordinated perpetual bonds net of tax effect	(109)	(109)	(95)
Remuneration of Sustainability-linked bond net of tax effect	9
Eni's profit (loss) for basic and diluted earnings (loss) per share	€ 4,671	€ 13,778	€ 5,726
Basic earnings (loss) per share	€ 1.41	€ 3.96	€ 1.61
Diluted earnings (loss) per share	€ 1.4	€ 3.95	€ 1.6